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                      SUPPLEMENT DATED NOVEMBER 13, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
              AS PREVIOUSLY SUPPLEMENTED THROUGH OCTOBER 26, 1998

                            MONEY MARKET PORTFOLIO
                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                           MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                     INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO
                           LATIN AMERICAN PORTFOLIO
                              BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                P. O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                             _____________________


     The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Latin American Portfolio. Robert L. Meyer, Andy Skov and Michael Perl now share primary responsibility for managing the assets of the Latin American Portfolio. Accordingly, the sixteenth paragraph under "PORTFOLIO MANAGERS" is hereby deleted and replaced with the following:

          LATIN AMERICAN PORTFOLIO -- Robert L. Meyer, Andy Skov and Michael Perl. Information about Messrs. Meyer and Skov is included under the Emerging Markets Equity Portfolio above. Michael Perl joined MSAM in 1998. He is a Vice President and Portfolio Manager in the Emerging Markets Equity Group. Prior to joining MSAM, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. He graduated from the University of New South Wales with a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Mr. Meyer has had primary responsibility for managing the Portfolio's assets since inception. Messrs. Skov and Perl have shared primary responsibility for managing the Portfolio's assets since May 1997 and November 1998, respectively.

                             _____________________

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE